Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

	As of December 31, 2015 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$26,869	$(9,517)	$(9,474)	$7,878
Computer software	6,902	(5,021)	—	1,881
Developed technologies	18,736	(3,111)	(12,334)	3,291
Trademarks and domain names	20,676	(5,988)	(11,747)	2,941
Cinema advertising slot rights	12,615	(8,721)	—	3,894
Others	19,468	(8,411)	(5,803)	5,254

Total	$105,266	$(40,769)	$(39,358)	$25,139

	As of December 31, 2014 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$33,464	$(12,695)	$(8,917)	$11,852
Computer software	5,954	(4,235)	(259)	1,460
Developed technologies	46,587	(19,431)	(10,751)	16,405
Trademarks and domain names	23,689	(5,875)	(9,534)	8,280
Cinema advertising slot rights	53,239	(37,360)	—	15,879
Others	22,826	(4,764)	(3,662)	14,400

Total	$185,759	$(84,360)	$(33,123)	$68,276

Intangible Assets, Future Amortization Expense

Amortization expense of intangible assets (in thousands)
2016	12,714
2017	4,904
2018	3,192
2019	1,912
2020	555
Thereafter	1,862

Total expected amortization expense	25,139